Property, plant and equipment - Right-of-use assets (Leases) (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Ports [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	$ 657
Depreciation	(27)
Translation adjustment	6
Ending balance	636
Ships [member]
IfrsStatementLineItems [Line Items]
Beginning balance	453
Depreciation	(21)
Ending balance	437
Additions and contract modifications	5
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	204
Depreciation	(25)
Translation adjustment	17
Ending balance	208
Additions and contract modifications	12
Properties [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	87
Depreciation	(13)
Translation adjustment	7
Ending balance	81
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	39
Depreciation	(3)
Translation adjustment	1
Ending balance	37
Mning Equipment And Locomotives [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	15
Depreciation	(2)
Ending balance	15
Additions and contract modifications	2
Property Plant And Equipments [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,455
Depreciation	(91)
Translation adjustment	31
Ending balance	1,414
Additions and contract modifications	$ 19